Other Non-Operating (Expense) Income (Narrative) (Details) $ in Thousands	1 Months Ended		3 Months Ended							12 Months Ended
	Jun. 30, 2016 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) business	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Non-Operating (Expense) Income [Line Items]
Gain on sale of property, plant and equipment					$ 34,100		$ 21,400			$ 0	$ 34,072	$ 21,379
Gain on formation of a joint venture										0	3,232	5,972
Gain (loss) on sale of business									$ 2,900	(569)	18,931	(23,335)
Gain on sale of an equity affiliate										0	0	4,827
Education [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Gain (loss) on sale of business								$ (26,300)
Number Of Businesses Disposed | business									2
Residential Healthcare Group Inc [Member] | Residential And Michigan Hospital Joint Venture [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Ownership percentage of investment in affiliate	40.00%				40.00%
Gain on formation of a joint venture	$ 3,200
Classified Ventures LLC [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Favorable out of period adjustment									$ 4,800
Gain on sale of an equity affiliate										$ 0	0	$ 4,827
Celtic Healthcare Inc [Member] | Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Ownership percentage of investment in affiliate		40.00%
Gain on formation of a joint venture		$ 6,000
Celtic Healthcare Allegheny Health Network Joint Venture [Member] | Celtic Healthcare Inc [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Ownership percentage of investment in affiliate		40.00%
Vocational School Company [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Write-downs of cost method investment			$ 12,000	$ 15,000							$ 27,000
Kaplan Corporate and Other [Member] | Colloquy [Member] | Education [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Gain (loss) on sale of business						$ 18,900